Share Capital And Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2023	2,247
Converted into shares	(615)
Granted	1,913
Forfeited	(267)
Balance, RSUs outstanding as at December 31, 2024	3,278
Converted into shares	(437)
Granted	4,529
Forfeited	(6)
Balance, RSUs outstanding as at December 31, 2025	7,364

14.
SHARE CAPITAL AND SHARE-BASED COMPENSATION (continued)

Summary of Changes to Number of Deferred Share Units

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2023	438
Granted	203
Balance, DSUs outstanding as at December 31, 2024	641
Granted	324
Balance, DSUs outstanding as at December 31, 2025	965

Summary of Changes to Stock Options Outstanding

A summary of changes to outstanding stock options is as follows:

Number of Options (in 000's)
Balance, stock options outstanding as at December 31, 2023	1,740
Granted	1,255
Forfeited	(280)
Balance, stock options outstanding as at December 31, 2024	2,715

Balance, stock options outstanding as at December 31, 2025	2,715

Summary of Changes to Number of Outstanding PSUs

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2023	874
Converted into shares	(638)
Balance, PSUs outstanding as at December 31, 2024	236
Converted into shares	(38)
Balance, PSUs outstanding as at December 31, 2025	198